SCHEDULE OF AMOUNT DUE TO DIRECTORS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Amount due to directors	$ 7,828	$ 203,460
Richard Byworth [Member]
IfrsStatementLineItems [Line Items]
Borrowings	12,241
Amount due to directors		6,241
Paul Ewing [Member]
IfrsStatementLineItems [Line Items]
Borrowings	812
Amount due to directors		544
Directors [Member]
IfrsStatementLineItems [Line Items]
Amount due to directors		$ 6,785